Common Stock and Additional Paid In Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended				10 Months Ended		10 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jul. 11, 2010 Company's authorized capital stock [Member]	Jul. 20, 2010 Company's authorized capital stock [Member]	Oct. 19, 2010 Company's authorized capital stock [Member]	Jul. 12, 2010 Authorized capital stock (amended articles of incorporation) [Member]	Nov. 04, 2010 Company's IPO completion [Member]	Mar. 22, 2012 Follow-on offering completion [Member]	Jun. 30, 2011 Q4 2010 Dividends paid [Member]	Jun. 30, 2011 Q1 2011 Dividends paid [Member]	Jun. 30, 2012 Q4 2011 Dividends paid [Member]	Jun. 30, 2012 Q1 2012 Dividends paid [Member]
Common stock authorization date				July 14, 2010
Common stock shares authorized			2,000,000			1,000,000,000
Stock split date					August 27, 2010
Common stock shares issued			1,000,000	24,000,000	22,000,000		13,300,000	7,500,000
Dividend per share					$ 0.88
Common Stock issuance cost	$ 100,584			$ 2,400
Total Common stock shares issued as at period end.				25,000,000			60,300,000	67,800,000
Common stock shares par value			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Public offering per share price							$ 12	$ 14.1
Preferred Stock, Shares Authorized						100,000,000
Initial Public offering proceeds, net							145,543
Follow-on offering proceeds, net								100,584
Preferred stock shares designated as Series A Participating Preferred Stock						10,000,000
Preferred stock shares par value						$ 0.0001
Dividends paid	$ (34,587)	$ (30,150)							$ (15,075)	$ (15,075)	$ (16,281)	$ (18,306)
Dividends paid, per common share									$ 0.25	$ 0.25	$ 0.27	$ 0.27